INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ (62,067)	$ (31,555)	$ (15,652)
Foreign	8,553	4,407	1,176
Loss before taxes on income	$ (53,514)	$ (27,148)	$ (14,476)